Commitments and contingencies (Details)	Sep. 30, 2017 USD ($)
Other Commitments [Line Items]
2017	$ 158,369
2018	303,621
2019-2026	2,084,865
Office Space [Member]
Other Commitments [Line Items]
2017	158,369
2018	303,621
2019-2026	$ 2,084,865